INTANGIBLE ASSETS AND GOODWILL (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets
Intangible assets consist of the following:

(Amounts in 000’s)	CON (included in property and equipment)	Bed Licenses - Separable	Lease Rights	Total
Balances, December 31, 2015
Gross	$35,690	$2,471	$6,881	$45,042
Accumulated amortization	(4,760)	—	(3,461)	(8,221)
Net carrying amount	$30,930	$2,471	$3,420	$36,821

Transfers -Assets of disposal group held for sale
Gross	(12,879)	—	—	(12,879)
Accumulated amortization	2,123	—	—	2,123

Amortization expense	(676)	—	(500)	(1,176)

Balances, September 30, 2016
Gross	22,811	2,471	6,881	32,163
Accumulated amortization	(3,313)	—	(3,961)	(7,274)
Net carrying amount	$19,498	$2,471	$2,920	$24,889

Intangible assets consist of the following:

(Amounts in 000's)	Bed Licenses (included in property and equipment)	Bed Licenses— Separable	Lease Rights	Total
Balances, December 31, 2013
Gross	$37,220	$2,471	$8,824	$48,515
Accumulated amortization	(2,482)	—	(3,935)	(6,417)
Net carrying amount	$34,738	$2,471	$4,889	$42,098

Dispositions
Gross	—	—	(1,418)	(1,418)
Accumulated amortization	—	—	1,418	1,418
Amortization expense	(1,173)	—	(802)	(1,975)
Reclass to held for sale
Gross	(1,530)	—	—	(1,530)
Accumulated amortization	68	—	—	68

Balances, December 31, 2014
Gross	35,690	2,471	7,406	45,567
Accumulated amortization	(3,587)	—	(3,319)	(6,906)
Net carrying amount	32,103	2,471	4,087	38,661

Dispositions
Gross	—	—	(525)	(525)
Accumulated amortization	—	—	525	525
Amortization expense	(1,173)	—	(667)	(1,840)

Balances, December 31, 2015
Gross	$35,690	$2,471	$6,881	$45,042
Accumulated amortization	(4,760)	—	(3,461)	(8,221)
Net carrying amount	$30,930	$2,471	$3,420	$36,821

Schedule of estimated amortization expense for all definite lived intangibles
Expected amortization expense for all definite-lived intangibles for each of the years ended December 31, is as follows:

(Amounts in 000’s)	Bed Licenses	Lease Rights
2016(a)	$171	$166
2017	683	667
2018	683	667
2019	683	667
2020	683	482
Thereafter	16,595	271
Total expected amortization expense	$19,498	$2,920
 (a) Estimated amortization expense for the year ending December 31, 2016, includes only amortization to be recorded after September 30, 2016.

Estimated amortization expense for all finite-lived intangibles for each of the future years ending December 31 is as follows:

Amounts in (000's)	Bed Licenses	Lease Rights
2016	$1,173	$667
2017	1,173	667
2018	1,173	667
2019	1,173	667
2020	1,173	482
Thereafter	25,065	270
Total	$30,930	$3,420

Summary of the changes in the carrying amount of goodwill
The following table summarizes the carrying amount of goodwill:

(Amounts in 000’s)	September 30, 2016	December 31, 2015
Goodwill	$5,023	$5,023
Transfers - Assets of disposal group held for sale	(2,078)	—
Accumulated impairment losses	(840)	(840)
Net carrying amount	$2,105	$4,183

The following table summarizes the changes in the carrying amount of goodwill for the years ended December 31, 2015 and 2014.

(Amounts in 000's)
Balances, December 31, 2013
Goodwill	$5,023
Accumulated impairment losses	(799)
Total	$4,224

Balances, December 31, 2014
Goodwill	$5,023
Accumulated impairment losses	(799)
Total	$4,224

Impairment loss	(41)
Net change during year	(41)

Balances, December 31, 2015
Goodwill	$5,023
Accumulated impairment losses	(840)
Total	$4,183